LEASES - Supplemental cash flow information related to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating Lease, Payments	$ 7,819	$ 7,824	$ 6,860
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 6,585	$ 4,730	$ 6,076